Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fully Written Off the Advance Paid to the Suppliers	Given the uncertainty of collectability, the Company has fully written off the advance paid to the suppliers of $3,313,395 as of April 30. 2023, despite the fact that the Company has won the some of the cases. The details are shown as follows.
Suppliers (Defendant)	Status of the case	Amount involved (USD equivalent)
Shengzhou Baiyuan New Energy Vehicle Technology Co.	Pending	2,059,300
Jiangsu Yakai Auto Sales & Service Co.	Out-of-court settled	265,536
Hangzhou Shicheng Auto Trading Co.	Successful	295,632
Nanning Huangyang Auto Sales Co.	Successful	180,035
Anhui Junmao Automobile Sales and Service Co., Ltd	Pending	157,987
Shanghai Aichi Yiwei Automobile Sales Co., Ltd	Pending	147,194
Guangxi Runyin Automobile Sales Co., Ltd	Pending	152,937
Other suppliers	Pending	54,774
Total		3,313,395